LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2019
LOANS AND BORROWINGS [abstract]
Disclosure of loans and borrowings
27.	LOANS AND BORROWINGS

Current

These amounts include balances with related parties.

		2018 (restated)			2019
	Effective interest rate and final maturity	Loans	Notes	Total	Loans	Notes	Total

Short-term loans and borrowings
General loans****	LIBOR+0.60% to 3.915% per annum with maturity within one year	4,960	-	4,960	1,905	-	1,905

		4,960	-	4,960	1,905	-	1,905
Loans and borrowings due within one year
General loans of CUCBM	3.75% to 4.125% per annum with maturity within one year	1,749	-	1,749	-	-	-

For Tangguh LNG Project**	LIBOR+0.19% to 0.335% per annum with maturity within one year	223	-	223	226	-	226
Notes*		-	2,059	2,059	-	10,459	10,459
		1,972	2,059	4,031	226	10,459	10,685
		6,932	2,059	8,991	2,131	10,459	12,590

Non-current

		2018(restated)			2019
	Effective interest rate and final maturity	Loans	Notes	Total	Loans	Notes	Total
For Tangguh LNG Project**	LIBOR+0.19% to 0.335% per annum with maturity through to 2021	305	-	305	84	-	84
For Tangguh LNG III Project ***	LIBOR+1.37% to 3.45% per annum with maturity from 2021 to 2029	1,618	-	1,618	2,866	-	2,866
For Arctic LNG 2 Project****	EURIBOR+0.7% to 0.76% per annum with maturity in 2026	-	-	-	735	-	735
General loans of CUCBM*****	4.275% per annum with maturity in 2020	1,000	-	1,000	-	-	-
Notes*		-	130,556	130,556	-	132,467	132,467
		2,923	130,556	133,479	3,685	132,467	136,152

 *        The details of notes are as follows:

Issued by	Maturity	Coupon Rate	Outstanding Principal Amount
			December 31, 2019	December 31, 2018
			USD million	USD million
CNOOC Finance (2003) Limited	Due in 2033	5.500%	300	300
CNOOC Finance (2011) Limited	Due in 2021	4.25%	1,500	1,500
CNOOC Finance (2011) Limited	Due in 2041	5.75%	500	500
CNOOC Finance (2012) Limited	Due in 2022	3.875%	1,500	1,500
CNOOC Finance (2012) Limited	Due in 2042	5.000%	500	500
CNOOC Finance (2013) Limited	Due in 2023	3.000%	2,000	2,000
CNOOC Finance (2013) Limited	Due in 2043	4.250%	500	500
CNOOC Finance (2013) Limited	Due in 2029	2.875%	1,000	-
CNOOC Finance (2013) Limited	Due in 2049	3.300%	500	-
CNOOC Finance (2014) ULC	Due in 2024	4.25%	2,250	2,250
CNOOC Finance (2014) ULC	Due in 2044	4.875%	500	500
CNOOC Petroleum North America ULC	Matured in 2019	6.2%	-	300
CNOOC Petroleum North America ULC	Due in 2028	7.4%	200	200
CNOOC Petroleum North America ULC	Due in 2032	7.875%	500	500
CNOOC Petroleum North America ULC	Due in 2035	5.875%	790	790
CNOOC Petroleum North America ULC	Due in 2037	6.4%	1,250	1,250
CNOOC Petroleum North America ULC	Due in 2039	7.5%	700	700
CNOOC Finance (2015) U.S.A. LLC	Due in 2025	3.500%	2,000	2,000
CNOOC Finance (2015) Australia Pty Ltd	Due in 2020	2.625%	1,500	1,500
CNOOC Finance (2015) Australia Pty Ltd	Due in 2045	4.200%	300	300
CNOOC Finance (2015) U.S.A. LLC	Due in 2023	3.75%	450	450
CNOOC Finance (2015) U.S.A. LLC	Due in 2028	4.375%	1,000	1,000

All the notes issued mentioned above were fully and unconditionally guaranteed by the Company.

**

In connection with the Tangguh LNG Project in Indonesia, the Company delivered a guarantee dated October 29, 2007, in favor of Mizuho Corporate Bank, Ltd., which acts as the facility agent for and on behalf of various international commercial banks under a US$884 million commercial loan agreement. The Company guarantees the payment obligations of the trustee borrower under the subject loan agreement and is subject to a maximum cap of US$135,163,308.28.

***

In connection with the financing for the third LNG process train of Tangguh LNG Project in Indonesia, the Company delivered two guarantees dated August 3, 2016, in favor of Mizuho Bank, Ltd., which acts as the facility agent for and on behalf of various international commercial banks and Indonesian local commercial banks under two commercial loan agreements with aggregate loan amount of US$2,145 million. The Company guarantees the payment obligations of the trustee borrower under the subject loan agreements and is subject to an aggregate maximum cap of approximately US$573 million.

****	As at December 31, 2019, US$378 million of the bank loans (2018: none) were guaranteed by the Company.

As at December 31, 2019, US$0 million shareholder loans (2018: US$694 million) of the Group were included in general loans. For details please refer to Note 32(v).

*****	The general loans of CUCBM has been prepaid during 2019.

The maturities of the long term loans are as follows:

	2018	2019
	(restated)

Repayable:
Within one year	1,972	226
After one year but within two years	1,222	204
After two years but within three years	150	244
After three years but within four years	138	277
After four years but within five years	156	320
After five years	1,257	2,640
	4,895	3,911

Amount due within one year shown under current liabilities	(1,972)	(226)

	2,923	3,685

Supplemental information with respect to the long term loans:

			Maximum	Average	Weighted
		Weighted	amount	amount	average
		average	outstanding	outstanding	interest rate
For the year ended	Balance	interest rate	during the	during the	during the
December 31	at year end	at year end	year	year (1)	year (2)

2018 (restated)	4,895	4.17%	4,895	4,402	3.76%
2019	3,911	2.70%	3,911	4,403	3.43%

(1)	The average amount outstanding is computed by averaging the outstanding principal balances as at January 1, and December 31, of each year.

(2)	The weighted average interest rate is computed by averaging the interest rates as at January 1, and December 31, of each year.

There was no default of principal, interest or redemption terms of the loans and borrowings during the year.